June 1, 2007

DREYFUS PREMIER EQUITY AND TAXABLE FIXED-INCOME FUNDS

Supplement to Current Prospectus

The following information supersedes and replaces any contrary information contained in the fund’s Prospectus:

The fund’s Class R shares are redesignated as Class I shares. The description of the eligibility requirements for Class I shares remains the same as it was for Class R shares.

June 1, 2007

DREYFUS PREMIER EQUITY AND TAXABLE FIXED-INCOME FUNDS

Supplement to Current Statement of Additional Information

The following information supersedes and replaces any contrary information contained in the Fund’s Statement of Additional Information:

The Fund’s Class R shares are redesignated as Class I shares. The description of the eligibility requirements for Class I shares remains the same as it was for Class R shares.